Revenue from rendering of services (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Revenue from rendering of services
Total	$ 180,409	₨ 11,746,416	₨ 9,036,286	₨ 8,130,710
Air Ticketing
Revenue from rendering of services
Total		5,012,931	3,656,976	2,876,688
Hotels and Packages
Revenue from rendering of services
Total		6,628,236	5,326,414	5,225,136
Other Services
Revenue from rendering of services
Total		₨ 105,249	₨ 52,896	₨ 28,886